Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions
Summary of transactions with related parties
(a)	Transactions with related parties

	2021	2022
	RMB’000	RMB’000
Depreciation, interest expense and building rental
- A related company	2,040	1,890
Medical Equipment rental and transactions
-A related company	3,218	5,942

Summary of balances with related parties

	2021	2022
	RMB’000	RMB’000
Current (Note i)
Amounts due from related parties
Amounts due from related companies	—	2,217
Amounts due from non‑controlling interests	4,391	656
	4,391	2,873
Amounts due to related parties
Amounts due to related companies	473	—
Amounts due to non‑controlling interests	—	—
	473	—

Summary of key management compensation

	2021	2022
	RMB’000	RMB’000
Basic salaries and bonus	17,740	15,609
Share based compensation	24,547	27,528
Pension costs - defined contribution plans	376	319
	42,663	43,456

Summary of personal guarantees and corporate guarantee from related company

	2021	2022
	RMB’000	RMB’000
Bank borrowings of the Group secured by personal guarantees from Dr. Zhou Pengwu, Dr. Zhou Yitao and Ms. Ding Wenting and corporate guarantee from a related company	94,270	78,977
Bank borrowings of the Group secured by personal properties from Dr. Zhou Pengwu and Ms. Ding Wenting	9,000	32,805